CAPITAL AND RESERVES - Outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options	Dec. 31, 2017 Options
Exercise prices of outstanding share options
Number of options outstanding | Options	3,468,310	4,562,919	6,454,327
Weighted average years to expiry	2 years
Number of options exercisable (in options) | Options	2,605,099
Weighted average exercise price (in CAD)	$ 9.35
$6.00 - $7.99
Exercise prices of outstanding share options
Number of options outstanding | Options	1,016,250
Weighted average years to expiry	9 months 7 days
Number of options exercisable (in options) | Options	1,016,250
Weighted average exercise price (in CAD)	$ 7.03
$8.00 - $9.99
Exercise prices of outstanding share options
Number of options outstanding | Options	1,198,719
Weighted average years to expiry	1 year 11 months 9 days
Number of options exercisable (in options) | Options	934,330
Weighted average exercise price (in CAD)	$ 9.42
$10.00 - $11.99
Exercise prices of outstanding share options
Number of options outstanding | Options	78,000
Weighted average years to expiry	2 years 18 days
Number of options exercisable (in options) | Options	51,600
Weighted average exercise price (in CAD)	$ 10.75
$12.00 - $13.99
Exercise prices of outstanding share options
Number of options outstanding | Options	1,070,341
Weighted average years to expiry	3 years 15 days
Number of options exercisable (in options) | Options	577,919
Weighted average exercise price (in CAD)	$ 12.97
$14.00 - $15.99
Exercise prices of outstanding share options
Number of options outstanding | Options	105,000
Weighted average years to expiry	3 years 10 months 17 days
Number of options exercisable (in options) | Options	25,000
Weighted average exercise price (in CAD)	$ 15.17
Minimum | $6.00 - $7.99
Exercise prices of outstanding share options
Exercise prices	6.00
Minimum | $8.00 - $9.99
Exercise prices of outstanding share options
Exercise prices	8.00
Minimum | $10.00 - $11.99
Exercise prices of outstanding share options
Exercise prices	10.00
Minimum | $12.00 - $13.99
Exercise prices of outstanding share options
Exercise prices	12.00
Minimum | $14.00 - $15.99
Exercise prices of outstanding share options
Exercise prices	14.00
Maximum | $6.00 - $7.99
Exercise prices of outstanding share options
Exercise prices	7.99
Maximum | $8.00 - $9.99
Exercise prices of outstanding share options
Exercise prices	9.99
Maximum | $10.00 - $11.99
Exercise prices of outstanding share options
Exercise prices	11.99
Maximum | $12.00 - $13.99
Exercise prices of outstanding share options
Exercise prices	13.99
Maximum | $14.00 - $15.99
Exercise prices of outstanding share options
Exercise prices	$ 15.99